UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.		Please print or type.

1.	Name and address of issuer:

Dreyfus Premier International Funds, Inc.
200 Park Avenue
New York, NY 10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-6490
Securities Act File Number: 33-44254

4(a).	Last day of fiscal year for which this notice is filed:
October 31, 2005
4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note:	If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus Premier Greater China Fund - Class A
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 26,429,426
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 30,046,440
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 30,046,440
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(3,617,014)

1

	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
Dreyfus Premier Greater China Fund - Class B
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 5,206,508
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 4,928,123
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 4,928,123
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 278,385
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$( -0- )
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 29.79
	5(vii) (enter “0” if no fee is due):	==============

2

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 29.79 =============
Dreyfus Premier Greater China Fund - Class C
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 14,284,168
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$14,070,703
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 14,070,703
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 213,465
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$( -0- )
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 22.84
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
3

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 22.84 =============
Dreyfus Premier Greater China Fund - Class R
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 876,864
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 2,597,821
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 2,597,821
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(1,720,957)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
Dreyfus Premier Greater China Fund - Class T
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 1,166,655
	fiscal year pursuant to section 24(f):	---------------

4

(ii)	Aggregate price of securities redeemed or	$ 1,359,927
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,359,927
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(193,272)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier International Growth Fund - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 6,406,616
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 24,119,771
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	-$ 37,004,312
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 61,124,083
		and 5(iii):	--------------

5

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(54,717,467)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier International Growth Fund - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 719,259
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 334,854
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 48,799,033
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 49,133,887
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(48,414,628)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier International Growth Fund - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 377,587
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 143,255
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 200,125
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 343,380
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 34,207
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$()
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 3.66
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A

7

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 3.66
=============

Dreyfus Premier International Growth Fund - Class R
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 23,683
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 20
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	-$ 766,574
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 766,594
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(742,911)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
===========

Dreyfus Premier International Growth Fund - Class T
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$ 34,728
	fiscal year pursuant to section 24(f):	---------------

8

(ii)	Aggregate price of securities redeemed or	$ 14,986
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	-$ 3,955
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 18,941
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 15,787
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$()
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 1.69
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 1.69
============

TOTAL FOR ALL FUNDS:	$ 57.98
=============

9. Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

9

By (Signature and Title)*

Date:
/s/ Michael A. Rosenberg
Michael A. Rosenberg, Secretary

* Please print the name and title of the signing officer below the signature.

10